UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of Registrant as specified in charter)

715 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
715 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2020

Date of reporting period:  August 31, 2019

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
August 31, 2019 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Shares		Value
	COMMON STOCKS - 98.3%
	Agriculture, Construction & Mining Machinery Manufacturing - 0.6%
10,100	The Toro Co.	$727,301

	Apparel Accessories & Other Apparel Manufacturing - 0.5%
3,600	lululemon athletica Inc. (a)	664,812

	Architectural, Engineering & Related Services - 1.6%
25,200	Tetra Tech, Inc.	2,044,224

	Automotive Parts, Accessories & Tire Stores - 0.1%
380	O'Reilly Automotive, Inc. (a)	145,829

	Automotive Repair & Maintenance - 0.7%
11,600	Monro, Inc.	901,552

	Basic Chemical Manufacturing - 1.0%
5,700	Air Products and Chemicals, Inc.	1,287,744

	Building Material & Supplies Dealers - 2.2%
20,000	Fastenal Co.	612,400
9,500	The Home Depot, Inc.	2,165,145
		2,777,545
	Business Support Services - 2.4%
12,200	Akamai Technologies, Inc. (a)	1,087,386
7,200	Atlassian Corp. Plc - Class A (a)(b)	968,472
1,425	CoStar Group Inc. (a)	876,190
		2,932,048
	Cable & Other Subscription Programming - 0.6%
6,900	Liberty Broadband Corp. (a)	727,536

	Child Day Care Services - 0.6%
4,600	Bright Horizons Family Solutions Inc. (a)	759,230

	Clothing Stores - 3.1%
19,600	Ross Stores, Inc.	2,077,796
32,800	The TJX Companies, Inc.	1,803,016
		3,880,812
	Commercial & Service Industry Machinery Manufacturing - 1.0%
23,900	Fabrinet (a)(b)	1,206,711

	Communications Equipment Manufacturing - 3.9%
23,000	Apple Inc.	4,801,020

	Computer & Peripheral Equipment Manufacturing - 0.5%
19,400	Teradata Corp. (a)	598,878

	Cut & Sew Apparel Manufacturing - 0.2%
2,300	VF Corp.	188,485

	Data Processing, Hosting & Related Services - 0.8%
16,400	Ceridian HCM Holding Inc. (a)	947,428

	Drugs & Druggists' Sundries Merchant Wholesalers - 0.5%
16,500	Nu Skin Enterprises, Inc. - Class A	670,230

	Electrical Equipment Manufacturing - 0.3%
2,400	Littelfuse, Inc.	374,568

	Electronic Shopping & Mail-Order Houses - 1.6%
18,600	Copart, Inc. (a)	1,402,254
38,200	Overstock.com, Inc. (a)	600,886
		2,003,140
	Elementary & Secondary Schools - 0.6%
4,300	Strategic Education, Inc.	727,689

	Engine, Turbine & Power Transmission Equipment Manufacturing - 0.1%
900	Cummins, Inc.	134,343

	Footwear Manufacturing - 1.1%
16,700	NIKE, Inc. - Class B	1,411,150

	Furniture Stores - 0.4%
26,200	The Lovesac Co. (a)	450,640

	General Freight Trucking - 2.2%
54,500	Knight-Swift Transportation Holdings Inc.	1,860,630
10,800	Saia, Inc. (a)	923,832
		2,784,462
	Grocery & Related Product Merchant Wholesalers - 0.7%
8,600	Wingstop Inc.	861,462

	Hardware, & Plumbing & Heating Equipment & Supplies Merchant Wholesalers - 0.9%
7,200	Watsco, Inc.	1,177,560

	Home Health Care Services - 0.9%
9,500	LHC Group, Inc. (a)	1,125,750

	Industrial Machinery Manufacturing - 0.3%
2,600	Applied Materials, Inc.	124,852
1,125	Lam Research Corp.	236,824
		361,676
	Jewelry, Luggage & Leather Goods Stores - 0.5%
7,100	Tiffany & Co.	602,577

	Management, Scientific & Technical Consulting Services - 0.5%
37,100	The Hackett Group, Inc.	598,423

	Manufacturing & Reproducing Magnetic & Optical Media - 1.0%
8,200	MongoDB, Inc. (a)	1,248,942

	Medical Equipment & Supplies Manufacturing - 4.7%
2,800	3M Co.	452,816
570	Align Technology, Inc. (a)	104,373
20,800	Boston Scientific Corp. (a)	888,784
4,300	Edwards Lifesciences, Corp. (a)	953,912
4,000	Intuitive Surgical, Inc. (a)	2,045,360
6,100	Stryker Corp.	1,346,026
		5,791,271
	Motor Vehicle & Motor Vehicle Parts & Supplies Merchant Wholesalers - 0.6%
10,800	Dorman Products, Inc. (a)	767,664

	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 4.8%
2,200	Bruker Corp.	94,974
9,600	Danaher Corp.	1,364,064
6,965	Illumina, Inc. (a)	1,959,533
2,280	Mettler-Toledo International Inc. (a)	1,497,481
500	Rockwell Automation, Inc.	76,395
17,400	Teradyne, Inc.	921,678
		5,914,125
	Nursing Care Facilities (Skilled Nursing Facilities) - 0.7%
17,900	The Ensign Group, Inc.	893,210

	Office Supplies, Stationery & Gift Stores - 0.1%
2,500	Etsy, Inc. (a)	131,975

	Oil & Gas Extraction - 0.1%
2,000	EOG Resources, Inc.	148,380

	Other Chemical Product & Preparation Manufacturing - 1.4%
13,900	Innospec Inc.	1,156,202
21,329	NanoString Technologies, Inc. (a)	543,463
		1,699,665
	Other Electrical Equipment & Component Manufacturing - 0.8%
16,700	Emerson Electric Co.	995,153

	Other General Merchandise Stores - 0.7%
600	Burlington Stores, Inc. (a)	121,494
5,600	Five Below, Inc. (a)	688,072
		809,566
	Other General Purpose Machinery Manufacturing - 1.0%
7,400	IDEX Corp.	1,218,854

	Other Information Services - 3.3%
11,400	Facebook Inc. - Class A (a)	2,116,638
45,800	Twitter, Inc. (a)	1,953,370
		4,070,008
	Other Miscellaneous Manufacturing - 0.6%
3,600	Pool Corp.	706,968

	Other Miscellaneous Store Retailers - 0.3%
6,000	Ollie's Bargain Outlet Holdings, Inc. (a)	332,700

	Other Professional, Scientific & Technical Services - 1.7%
1,600	RealPage, Inc. (a)	101,872
7,835	ServiceNow, Inc. (a)	2,051,516
		2,153,388

	Other Schools & Instruction - 1.6%
54,100	TAL Education Group - ADR (a)(b)	1,927,583

	Other Transit & Ground Passenger Transportation - 1.1%
40,600	Uber Technologies, Inc. (a)	1,322,342

	Other Wood Product Manufacturing - 0.6%
26,700	Skyline Champion Corp.	747,600

	Petroleum & Coal Products Manufacturing - 3.7%
27,000	Chevron Corp.	3,178,440
20,500	Exxon Mobil Corp.	1,403,840
		4,582,280
	Pharmaceutical & Medicine Manufacturing - 6.5%
2,200	Alexion Pharmaceuticals, Inc. (a)	221,672
700	Biogen Inc. (a)	153,825
6,100	Bio-Techne Corp	1,168,577
2,900	Eli Lilly and Co.	327,613
32,100	Halozyme Therapeutics, Inc. (a)	530,292
7,625	IDEXX Laboratories, Inc. (a)	2,209,268
10,200	Johnson & Johnson	1,309,272
12,600	Merck & Co., Inc.	1,089,522
2,500	Sage Therapeutics, Inc. (a)	429,175
3,300	Vertex Pharmaceuticals Inc. (a)	594,066
		8,033,282
	Professional & Commercial Equipment & Supplies Merchant Wholesalers - 0.6%
4,900	New Relic, Inc. (a)	280,966
9,100	Tactile Systems Technology, Inc. (a)	459,004
		739,970
	Scheduled Air Transportation - 1.2%
29,500	Southwest Airlines Co.	1,543,440

	Scientific Research & Development Services - 1.7%
4,600	Exact Sciences Corp. (a)	548,412
10,300	ICON Plc (a)(b)	1,588,157
		2,136,569
	Semiconductor & Other Electronic Component Manufacturing - 7.0%
7,000	Advanced Micro Devices, Inc. (a)	220,150
3,625	Alphabet Inc. - Class A (a)	4,315,671
24,600	Intel Corp.	1,166,286
3,000	Monolithic Power Systems, Inc.	451,680
1,600	NVIDIA Corp.	268,016
44,600	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	1,901,298
3,400	Texas Instruments Inc.	420,750
		8,743,851
	Services to Buildings & Dwellings - 0.9%
35,200	Rollins, Inc.	1,154,912

	Soap, Cleaning Compound & Toilet Preparation Manufacturing - 4.8%
13,000	Church & Dwight Co., Inc.	1,037,140
21,700	Colgate-Palmolive Co.	1,609,055
5,900	Ecolab, Inc.	1,217,229
14,300	The Procter & Gamble Co.	1,719,289
3,000	West Pharmaceutical Services, Inc.	436,380
		6,019,093

	Software Publishers - 16.1%
5,525	Adobe Inc. (a)	1,571,918
8,568	Aspen Technology, Inc. (a)	1,141,257
14,000	Coupa Software, Inc. (a)	1,945,020
18,800	Five9, Inc. (a)	1,188,348
6,400	HubSpot, Inc. (a)	1,277,952
1,800	Intuit Inc.	519,048
35,100	Microsoft Corp.	4,838,886
4,020	Shopify Inc. - Class A (a)(b)	1,549,268
60,400	Slack Technologies, Inc. - Class A (a)	1,729,856
12,300	Twilio, Inc. - Class A (a)	1,604,781
2,000	Tyler Technologies, Inc. (a)	513,080
8,800	Veeva Systems, Inc. - Class A (a)	1,411,344
4,350	Workday, Inc. - Class A (a)	771,168
		20,061,926
	Travel Arrangement & Reservation Services - 0.3%
215	Booking Holdings Inc. (a)	422,778

	TOTAL COMMON STOCKS (Cost $105,472,545)	122,192,320

	REAL ESTATE INVESTMENT TRUST (REIT) - 1.2%
	Other Investment Pools & Funds - 1.2%
5,700	Public Storage	1,509,018
	TOTAL REIT (Cost $1,244,225)	1,509,018

	Total Investments (Cost $106,716,770) - 99.5%	123,701,338
	Other Assets in Excess of Liabilities - 0.5%	570,644
	TOTAL NET ASSETS - 100.0%	$124,271,982

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

The cost basis of investments for federal income tax purposes at August 31, 2019 was as follows*:

Cost of Investments	$106,716,770
Gross unrealized appreciation	21,324,168
Gross unrealized depreciation	(4,339,600)
Net unrealized appreciation	$16,984,568

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2019 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived  valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$122,192,320	-	-	$122,192,320
REIT	1,509,018	-	-	1,509,018
Total*	$123,701,338	-	-	$123,701,338

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value  measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. These updates have been incorporated in the Fund's financial statements and have no impact on the Fund's net assets or results of operations. The Fund adopted the removed and modified disclosures and has elected to delay the adoption of additional disclosures until their effective date.

Derivatives and Hedging Activities at August 31, 2019 (Unaudited)

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities.  The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position.  The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By  /s/ Bassam Osman
Bassam Osman, President

Date  October 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Bassam Osman
Bassam Osman, President

Date  October 28, 2019

By  /s/ Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date  October 27, 2019

* Print the name and title of each signing officer under his or her signature.